Net Loss per share - Severance pay and Antidilutive securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,129,343	3,985,858	3,822,374	2,453,767
Derivative Financial Instruments - Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	10,975,959	10,975,959	10,975,959	4,768,629